Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
26.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Group measures equity investments with readily determinable fair value, investments accounted for at fair value, available-for-sale
debt investments and derivatives instruments at fair value on a recurring basis. The fair values of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Group’s held-to-maturity
debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Group’s short-term available-for-sale
debt investments are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data. The fair values of the Group’s equity investments in equity securities of publicly listed companies are measured using quoted market prices. The fair value of derivative instruments of interest rate swaps are based on broker quotes. The fair value of financial liability is estimated based on the quoted market price of a similar asset to the underlying assets. Investments accounted for at fair value are equity investments in listed and unlisted companies held by consolidated investment companies. These investments in unlisted companies and long-term available-for-sale
debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Group uses a market approach based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, liquidity factors and multiples of a selection of comparable companies.
The fair values of the Group’s notes payable are extracted directly from their quoted market prices. The fair values of the convertible senior notes are classified as Level 2 or Level 3 in the fair value hierarchy. The Group carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only. For further information on the convertible senior notes, see Note 15.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2022 using
	Total fair value at December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	12,968		12,968
Money market funds	3	3

Short-term investments:
Held-to-maturity debt investments	120,464		120,464

Long-term investments:
Long-term time deposits and held-to-maturity investments	23,688		23,688

Notes payable, current portion	6,812		6,812

Convertible senior notes, current portion	6,756		6,756

Notes payable, non-current portion	36,268		36,268

Convertible senior notes, non-current portion	7,253		7,253

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	855		855

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,100	12,100
Equity investments without readily determinable fair value using NAV practical expedient (ii)	945
Investments accounted for at fair value	4,616	97		4,519
Available-for-sale debt investments	2,447			2,447

Other non-current assets:
Derivative instruments	1,416		1,416

Total assets measured at fair value	22,379	12,197	2,271	6,966

Amounts due to related parties, current:
Financial liability	328		328

Total liabilities measured at fair value	328		328

			Fair value measurement or disclosure at December 31, 2023 using
	Total fair value at December 31, 2023		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	6,266	883		6,266

Short-term investments:
Held-to-maturity debt investments	167,740	23,626		167,740

Long-term investments:
Long-term time deposits and held-to-maturity investments	24,872	3,503		24,872

Notes payable, current portion	5,999	845		5,999

Convertible senior notes, current portion	2,727	384		2,727

Notes payable, non-current portion	32,742	4,612		32,742

Convertible senior notes, non-current portion	8,881	1,251		3,757	5,124

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	1,671	235		1,671

Long-term investments:
Equity investments at fair value with readily determinable fair value	9,610	1,354	9,610
Equity investments without readily determinable fair value using NAV practical expedient (ii)	942	133
Investments accounted for at fair value	4,841	682	66		4,775
Available-for-sale debt investments	3,682	519		423	3,259

Other non-current assets:
Derivative instruments	994	140		994

Total assets measured at fair value	21,740	3,063	9,676	3,088	8,034

Amounts due to related parties, current:
Financial liability	321	45		321

Total liabilities measured at fair value	321	45		321

(i)	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

(ii)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2021	3,771
Additions	343
Disposals	(212)
Net unrealized fair value increase recognized in earnings	502
Foreign currency translation adjustments	115

Balance at December 31, 2022	4,519

Additions	250
Disposals	(90)
Net unrealized fair value increase recognized in earnings	55
Foreign currency translation adjustments	41

Balance at December 31, 2023	4,775

Balance at December 31, 2023, in US$	673

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2021	2,262
Additions	10
Conversion from equity investment	657
Share of losses in excess of equity method investment in ordinary shares	(161)
Net unrealized fair value change recognized in other comprehensive (loss) income	(432)
Accrued interest	78
Foreign currency translation adjustments	33

Balance at December 31, 2022	2,447

Additions	313
Disposals	(332)
Conversion	838
Share of losses in excess of equity method investment in ordinary shares	(7)
Net unrealized fair value change recognized in other comprehensive (loss) income	(71)
Accrued interest	76
Foreign currency translation adjustments	(5)

Balance at December 31, 2023	3,259

Balance at December 31, 2023, in US$	459

Assets measured at fair value on a
non-recurring
basis
The Group measures certain
non-financial
assets on a nonrecurring basis.
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring
fair value measurements are measured at the date of impairment. The fair values of the Group’s equity method investments in publicly listed companies are measured using quoted market prices. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences, when applicable. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions.
Other
non-financial
assets, intangible assets, licensed copyrights and produced content, would be measured at fair value whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The fair values of non-financial
long-lived assets were measured under the income approach, based on the Group’s best estimation. Significant inputs used in the income approach primarily included future estimated cash flows and discount rate.
The following table summarizes the Group’s financial assets held as of December 31, 2022 and 2023 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2022 and 2023:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2022
Long-term investments (i)	3,466		99	29	3,338	256		(3,025)
Produced content monetized on its own (ii)	85				85			(68)

As of December 31, 2023
Long-term investments (i)	5,383	758	43	—	5,340	580	82	(815)	(115)
Produced content monetized on its own (ii)	25	4			25			(253)	(36)

(i)
Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2022 and 2023. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.

(ii)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured
to the fair value as of each quarter end. Impairment charges of RMB161 million, RMB68 million and RMB253 million (US$36 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.